UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Glenrock Inc.

Address: 623 Fifth Ave, Suite 3101
         New York, New York 10022


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Katz
Title:  President
Phone:  212-808-7387

Signature, Place and Date of Signing:

  /s/ Michael Katz               New York, New York           August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total:  $114,483
                                         (thousands)


List of Other Included Managers: None


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN 2  COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                VALUE      SHRS OR  SH/ PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER               OF CLASS     CUSIP     (X1000)    PRN AMT  PRN CALL   DISCRETION   MNGRS   SOLE       SHARED    NONE
BANK OF AMERICA CORPORATION  COM        060505104    3,836     350,000      CALL    SOLE        NONE      350,000    0        0
COBALT INTL ENERGY INC       COM        19075F106    8,860     650,000  SH          SOLE        NONE      650,000    0        0
DELL INC                     COM        24702R101    9,902     594,000  SH          SOLE        NONE      594,000    0        0
GENCORP INC                  COM        368682100   14,875   2,317,000  SH          SOLE        NONE    2,317,000    0        0
HOLOGIC INC                  COM        436440101    7,463     370,000  SH          SOLE        NONE      370,000    0        0
HUNTINGTON INGALLS INDS INC  COM        446413106    6,072     176,000  SH          SOLE        NONE      176,000    0        0
INTERPUBLIC GROUP COS INC    COM        460690100    5,875     470,000  SH          SOLE        NONE      470,000    0        0
LINEAR TECHNOLOGY CORP       COM        535678106    5,283     160,000      PUT     SOLE        NONE      160,000    0        0
MEMC ELECTR MATLS INC        COM        552715104    4,457     522,500  SH          SOLE        NONE      522,500    0        0
MICROSOFT CORP               COM        594918104    6,994     269,000  SH          SOLE        NONE      269,000    0        0
MORGAN STANLEY               COM NEW    617446448    6,213     270,000  SH          SOLE        NONE      270,000    0        0
NORTHGATE MINERALS CORP      COM        666416102    6,829   2,626,500  SH          SOLE        NONE    2,626,500    0        0
OMNICARE INC                 COM        681904108    6,432     201,700  SH          SOLE        NONE      201,700    0        0
PETROHAWK ENERGY CORP        COM        716495106    9,683     392,500  SH          SOLE        NONE      392,500    0        0
ST JOE CO                    COM        790148100    2,084     100,000  SH          SOLE        NONE      100,000    0        0
SUPERVALU INC                COM        868536103    3,886     413,000  SH          SOLE        NONE      413,000    0        0
SYMANTEC CORP                COM        871503108    5,739     291,000  SH          SOLE        NONE      291,000    0        0



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